EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

NOTE 35 - EQUITY

The Company's capital stock as of December 31, 2020 is R$39,057,271 (R$31,305,331 as of December 31, 2019) and its shares have no par value. Preferred shares have voting rights and are not convertible into common shares. However, they have priority in the reimbursement of capital and in the distribution of dividends, at annual rates of 8% for class "A" shares (subscribed until June 23, 1969) and 6% for class "B" shares (subscribed as of June 24, 1969), calculated on the capital corresponding to each class of shares.

The capital stock is distributed, by major shareholders and the species of shares, as of December 31, 2020, as follows:

	12/31/2020
	COMMON		PREFERRED				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.91
Banco Clássico	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	190,045	0.01	—	—	31,437,673	11.23	31,627,718	2.01
American Depositary Receipts – ADR’s	38,663,271	3.00	—	—	5,235,367	1.87	43,898,638	2.80
Others	300,260,306	23.30	146,920	100.00	206,314,087	73.70	506,721,313	32.30
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

Of the total 599,011,556 shares held by minority shareholders, 233,873,906, or 39%, are owned by non-resident investors, of which 136,376,293 are common shares, 28 class "A" preferred shares, and 97,497,585 class "B" preferred shares.

35.1. Capital Reserve

This reserve represents the company's accumulated capital surplus. The amounts earmarked for this purpose are permanently invested and cannot be used to pay dividends.

35.2 Earning reserves

37.2.1 - Legal reserve

Constituted through the appropriation of 5% of the net income for the year, in accordance with Law 6.404/1976.

35.2.2 - Retained Earnings Reserve

According to  Law 6.404/1976, the  General Meeting may, by proposal of the administration bodies, decide to withhold part of the net income for the year foreseen in a capital budget previously approved by it.

35.2.3 - Statutory Reserves

The General Assembly will allocate, in addition to the legal reserve, calculated on net earnings for the year: I - 1% as a reserve for studies and projects; and II - 50%, as a reserve for investments.

35.2.4 - Special Dividend Reserve

The Company constituted, on December 31, 2018, R$ 2,291,889 in a special dividend reserve, based on article 202, paragraphs 4 and 5, Law 6.404/1976, and in January 2021 the payment was made, as an interim dividend.

35.3 Shareholder remuneration

The Company's by-laws establish as a minimum mandatory dividend 25% of net income, adjusted in accordance with the corporate law, respecting the minimum remuneration for class A and class B preferred shares, of 8% and 6%, respectively, of the nominal value of the capital stock related to these types and classes of shares, providing for the possibility of paying interest on own capital.

Below is the distribution of the results, imputed to the minimum dividends, in accordance with the applicable legislation, as well as the total amount of remuneration proposed to the shareholders, to be deliberated at the Annual General Meeting:

Assignment of Net Profit	12/31/2020	12/31/2019
Fiscal year balance assignment	6,338,688	10,697,124
Legal reserve	(316,934)	(534,856)
Realization of the revaluation reserve	2,757	—
Prescribed Dividends	4,044	—
IFRS 9 and IFRS 15 adjustments	182,523	(157,205)
Mandatory Dividends	(1,507,139)	(2,540,567)
Retained earnings to be allocated	4,703,939	7,464,496
Constitution of Statutory Reserve and Profit Retention Reserve	(4,703,939)	(7,464,496)
Balance from fiscal year to be distributed	—	—

Accounting policy

It represents the common shares and the paid-in preferred shares and is classified in shareholders' equity.

Other comprehensive income

Other comprehensive income comprises income and expense items that are not recognized in the income statement. Os componentes dos outros resultados abrangentes incluem:

a) Actuarial gains and losses in pension plans with defined benefit;

b) Gains and losses arising from the translation of financial statements of foreign operations;

c) Equity valuation adjustment related to gains and losses on remeasurement of financial assets designated at fair value through other comprehensive income;

d) Equity valuation adjustment related to the effective portion of gains or losses of hedge instruments in cash flow hedge ; and

e) Impact of deferred income tax and social contribution on items recorded in other comprehensive income.

Government Grants

Government grants are not recognized until there is reasonable assurance that the Company will meet the related conditions and that the grants will be received.  Government grants are systematically recognized in the income statement during the years in which the Company recognizes as expenses the corresponding costs that the grants intend to offset. Government grants receivable as compensation for expenses already incurred, with the purpose of providing immediate financial support to the Company, without corresponding future costs, are recognized in the income for the year in which they are received and allocated to the earning reserve and are not intended for the distribution of dividends.